Investment in equity investees (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Measurement Alternative and NAV practical expedient investments
Carrying amount of investment under NAV practical expedient		¥ 6,712,654,000	¥ 2,515,919,000
Carrying values of equity investments measured at fair value using the Measurement Alternative		21,623,597,000	17,580,557,000
Measurement alternative and NAV practical expedient investments		10,200,854,000	¥ 6,198,126,000	¥ 12,108,139,000
JDXingsheng Preference Electronic Business Limited [Member]
Measurement Alternative and NAV practical expedient investments
Payments to Acquire Other Investments		4,575,340,000
AiHuiShou International Co Ltd
Measurement Alternative and NAV practical expedient investments
Cost of investment	¥ 3,380,825,000	400,670,000
Cash consideration paid	¥ 138,582,000
Exclusive traffic resources	5 years
Top investee one
Measurement Alternative and NAV practical expedient investments
Measurement alternative and NAV practical expedient investments		4,575,340,000
Top investee two
Measurement Alternative and NAV practical expedient investments
Measurement alternative and NAV practical expedient investments		¥ 3,052,719,000